Condensed Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Net investment income	$ 2,310.9	$ 2,416.3	$ 4,697.9	$ 4,968.8	$ 4,987.0
Fee income	1,801.6	1,751.9	3,515.4	3,603.6	3,516.5
Premiums	946.7	936.4	1,861.1	1,770.0	1,707.5
Net realized gains (losses):
Total other-than-temporary impairments	(21.3)	(17.4)	(74.1)	(550.6)	(1,383.4)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	(3.1)	(4.4)	(19.0)	(47.9)	(492.6)
Net other-than-temporary impairments recognized in earnings	(18.2)	(13.0)	(55.1)	(502.7)	(890.8)
Other net realized capital gains (losses)	(1,422.5)	(751.2)	(1,225.7)	(1,028.7)	(787.2)
Total net realized capital gains (losses)	(1,440.7)	(764.2)	(1,280.8)	(1,531.4)	(1,678.0)
Other revenue	201.7	189.5	378.5	428.2	547.0
Net investment income (loss)	211.0	403.0	556.6	528.4	316.0
Changes in fair value related to collateralized loan obligations	(72.0)	(85.7)	(113.4)	(48.8)	(121.8)
Total revenues	3,959.2	4,847.2	9,615.3	9,718.8	9,274.2
Benefits and expenses:
Policyholder benefits	1,251.5	1,372.9	2,613.5	3,286.5	2,466.7
Interest credited to contract owner account balance	1,039.8	1,156.9	2,248.1	2,455.5	2,560.6
Operating expenses	1,529.3	1,472.0	3,155.0	3,030.8	3,033.5
Net amortization of deferred policy acquisition costs and value of business acquired	255.0	389.9	722.3	387.0	746.6
Interest expense	88.2	62.4	153.7	139.3	332.5
Interest expense	80.2	47.8	106.4	68.4	49.8
Other expense	4.7	5.1	10.3	73.5	46.7
Total benefits and expenses	4,248.7	4,507.0	9,009.3	9,441.0	9,236.4
Income (loss) before income taxes	(289.5)	340.2	606.0	277.8	37.8
Income tax expense (benefit)	21.3	8.9	(5.2)	175.0	171.0
Net income (loss)	(310.8)	331.3	611.2	102.8	(133.2)
Less: Net income (loss) attributable to noncontrolling interest	(16.6)	202.1	138.2	190.9	(10.3)
Net income (loss) available to ING U.S., Inc.'s common shareholder	$ (294.2)	$ 129.2	$ 473.0	$ (88.1)	$ (122.9)
Basic	$ (1.22)	$ 0.56	$ 2.06	$ (0.38)	$ (0.53)
Diluted	$ (1.22)	$ 0.56